Income taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Current tax expenses	€ (38)	€ (26)	€ (14)
Deferred tax benefits / (expenses)	46	21	(21)
Total tax recognised directly in profit or loss	€ 8	€ (5)	€ (35)